Average Annual Total Returns{- Fidelity Simplicity RMD Income Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD Income Fund	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD Income Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD Income Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZND Past 1 year	IXZND Past 5 years	IXZND Past 10 years
Total	8.97%	6.24%	5.90%	7.88%	4.95%	4.84%	5.51%	4.46%	4.34%	7.51%	4.44%	3.84%	8.61%	6.20%	6.21%